                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-01
                                               --------------

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management
         -------------------------------------------
Address: One Financial Center
         -------------------------------------------
         Suite 1600
         -------------------------------------------
         Boston, MA 02111-2621
         -------------------------------------------

Form 13F File Number: 28-06766
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick S. Downs, Jr.
         -------------------------------------------
Title:   Vice President
         -------------------------------------------
Phone:   617-526-8900
         -------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Frederick S. Downs, Jr.        Boston, MA             02-14-02
----------------------------      ----------------       ------------

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager: None

Form 13F File Number   Name

28-
   --------------------   ------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

List of Other Included Managers:        None
                                   ------------------

Number of Other Included Managers:        None
                                   ------------------

Form 13F Information Table Entry Total:   93
                                        -------------

Form 13F Information Table Value Total:      $694,898
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report): (list in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

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                                                                                                                  (SEC USE ONLY)
As of December 31, 2001                                Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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  Item 1             Item 2          Item 3     Item 4         Item 5          Item 6               Item 7          Item 8
                                                                                                                Voting Authority
                                                                         Investment Discretion                     (Shares)
                                                                         ---------------------               ----------------------
                                                                             (b) Shared-  (c)     Managers
                                    CUSIP     Fair Market   Shrs of    (a)   As Defined  Shared-    See      (a)       (b)      (c)
 Name of Issuer    Title of Class   Number        Value     Prn Amt    Sole  in Instr. V  Other   Instr. V   Sole     Shared   None
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
ADC
Telecommunications     Common      000886101     336         73000      X                                    73,000
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Abercrombie
& Fitch
Corporation        Class A Common  002896207    4645        175100      X                                   175,100
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Adelphia
Communications
Corporation        Class A Common  006848105    9354        300000      X                                   300,000
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Airtran
Holdings               Common      00949P108    5940        900000      X                                   900,000
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Alaska Air
Group Inc.             Common      011659109    5966        205000      X                                   205,000
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Amercia West
Holding
Corporation        Class B Common  023657208    9283       2652400      X                                 2,652,400
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Ameristar
Casinos Inc.           Common      03070Q101   11298        451000      X                                   451,000
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Amtran Inc.            Common      03234G106    5868        392500      X                                   392,500
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Arch Coal
Incorporated           Common      039380100    9355        412100      X                                   412,100
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Argosy Gaming
Corporation            Common      040228108    3740        115000      X                                   115,000
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Artesyn
Technologies
Inc.                   Common      043127109      98         10500      X                                    10,500
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BAM!
Entertainment
Inc.                   Common      059361105   12380       1489810      X                                 1,489,810
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Best Buy
Company Inc            Common      086516101     804         10800      X                                    10,800
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Boyd Gaming
Corporation            Common      103304101     271         41700      X                                    41,700
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CBRL Group Inc.        Common      12489V106    5302        180100      X                                   180,100
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CEC
Entertainment
Inc.                   Common      125137109   10856        250200      X                                   250,200
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CKE Restaurants        Common      12561E105    2263        250000      X                                   250,000
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Catalina
Marketing
Corporation            Common      148867104   15615        450000      X                                   450,000
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Classic
Vacation
Group Inc.             Common      18273V103      40        305300      X                                   305,300
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Corvis Corp            Common      221009103     242         75000      X                                    75,000
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Crossman
Communities
Inc.                   Common      22764E109    3696        112000      X                                   112,000
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Dover Downs
Entertainment          Common      260086103    5355        350000      X                                   350,000
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Ebookers.com           Common      278725106     590        226900      X                                   226,900
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Edgar
Online Inc.            Common      279765101    3014        972220      X                                   972,220
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Echostar
Communications     Class A Common  278762109   25410        925000      X                                   925,000
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ELITE Information
Group Inc. Co.         Common      28659M106   15132       1220300      X                                 1,220,300
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Employee Solutions     Common      292166105                 70000      X                                    70,000
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Engelhard Corporatio   Common      292845104    5591        202000      X                                   202,000
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Espeed Inc.            Common      296643109     348         42000      X                                    42,000
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Expedia Inc.       Class A Common  302125109   29463        725500      X                                   725,500
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4 Kids
Entertainment
Inc.                   Common      350865101    1965         98100      X                                    98,100
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Fusion Medical
Technologies Inc.      Common      361128101     560         97800      X                                    97,800
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Giga-Tronics Inc.      Common      375175106     151         39700      X                                    39,700
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Glenayre
Technologies
Inc.                   Common      377899109     163        100000      X                                   100,000
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Global
Technovations
Inc.                   Common      37939M109      48        340500      X                                   340,500
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Harrahs
Entertainment
Inc.                   Common      413619107    3701        100000      X                                   100,000
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Harris
Interactive            Common      414549105     276         95000      X                                    95,000
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Healthcare
Recoveries Inc.        Common      42220K101    5988       1301700      X                                 1,301,700
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Hexcel
Corporation            Common      428291108     442        143600      X                                   143,600
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Hollywood Casino
Corporation        Class A Common  436132203   19605       1867100      X                                 1,867,100
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Hollywood
Entertainment
Corporation            Common      436141105   81713       5718200      X                                 5,718,200
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Hotel Reservation
Network Inc.       Class A Common  441451101   10865        236200      X                                   236,200
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Hub Group Inc.     Class A Common  443320106     193         18400      X                                    18,400
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ICN
Pharmaceuticals
Inc.                   Common      448924100   13400        400000      X                                   400,000
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IMC Global Inc.        Common      449669100    2664        204900      X                                   204,900
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Imagyn Medical
Technologies Inc.      Common      45244E100       2         78333      X                                    78,333
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Internap Networks
Services Corporation   Common      45884A102      79         68500      X                                    68,500
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JCC Holding
Company                Common      46611Q403     525        283568      X                                   283,568
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Jupiter Media
Metrix Inc             Common      48206U104     520        315000      X                                   315,000
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Kforce.Comm Inc.       Common      493732101     384         61000      X                                    61,000
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Lodgenet
Entertainment
Corporation            Common      540211109   30383       1777800      X                                 1,777,800
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Learn2.com Inc.        Common      522002104       2         15428      X                                    15,428
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MediaLink
Worldwide Inc.         Common      58445P105      52         19900      X                                    19,900
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Mesa Air
Group                  Common      590479101    1534        204000      X                                   204,000
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Mesaba
Holdings Inc.          Common      59066B102   15126       2124500      X                                 2,124,500
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Mid Atlantic
Medical
Services, Inc.         Common      59523C107   13620        600000      X                                   600,000
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Monolithic
System
Technology Inc.        Common      609842109     754         36600      X                                    36,600
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Morton
Industrial
Group Inc.             Common      619328107     242        220000      X                                   220,000
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Navigant
International
Inc.                   Common      63935R108    4564        398600      X                                   398,600
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NetBank Inc            Common      640933107     136         13000      X                                    13,000
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Norfolk
Southern
Corporation            Common      655844108     917         50000      X                                    50,000
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On Command
Corporation            Common      682160106    4844       1588100      X                                 1,588,100
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Pacific Health
Systems Inc            Common      695112102   35854       2240900      X                                 2,240,900
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Peets Coffee
& Tea Inc.             Common      705560100    2257        200100      X                                   200,100
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Pegasus
Communications
Corporation        Class A Common  705904100   22002       2113532      X                                 2,113,532
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Pegasus
Solutions Inc.         Common      705906105    3688        259700      X                                   259,700
------------------------------------------------------------------------------------------------------------------------------------
Penn National
Gaming Inc.            Common      707569109   17418        574100      X                                   574,100
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Phoenix Group
Corporation            Common      719072100       3         91500      X                                    91,500
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Physician
Computer
Network                Common      71940K109                251000      X                                   251,000
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Pixar                  Common      725811103     915         25450      X                                    25,450
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Priceline.com          Common      741503106   11370       1953688      X                                 1,953,688
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Puradyn Filter
Technologies Inc.      Common      746091107     428         91100      X                                    91,100
------------------------------------------------------------------------------------------------------------------------------------
RPM Inc - Ohio         Common      749685103    2290        158400      X                                   158,400
------------------------------------------------------------------------------------------------------------------------------------
Radio One Inc.     Class D Common  75040P405    2251        125000      X                                   125,000
------------------------------------------------------------------------------------------------------------------------------------
Recoton
Corporation            Common      756268108    1360        100000      X                                   100,000
------------------------------------------------------------------------------------------------------------------------------------
Resortquest
International Inc.     Common      761183102    8479       1781200      X                                 1,781,200
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation         Common      78463B101     618         38200      X                                    38,200
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Sabre Group
Holdings, Inc.         Common      785905100   55055       1300000      X                                 1,300,000
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Charles Schwab
Corporation            Common      808513105    4350        281200      X                                   281,200
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Shoneys Inc.           Common      825039100      81        300000      X                                   300,000
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Sonic
Automotive
Inc.               Class A Common  83545G102     270         11500      X                                    11,500
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Soundview
Technology
Group Inc.             Common      83611Q109      85         36432      X                                    36,432
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Spanish
Broadcasting
System Inc.        Class A Common  846425882    7393        747500      X                                   747,500
------------------------------------------------------------------------------------------------------------------------------------
Sportsline.com
Inc.                   Common      848934105    1273        435800      X                                   435,800
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Station
Casinos Inc.           Common      857689103   35852       3203900      X                                 3,203,900
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Talbots Inc.           Common      874161102    7069        195000      X                                   195,000
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Travelocity.com Inc.   Common      893953109   20114        700600      X                                   700,600
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Triad Hospital Inc.    Common      89579K109   13941        475000      X                                   475,000
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Tweeter Home
Entertainment
Group Inc.             Common      901167106    2511         86600      X                                    86,600
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US Oncology Inc.       Common      90338W103   15080       2000000      X                                 2,000,000
------------------------------------------------------------------------------------------------------------------------------------
WABTEC
Corporation            Common      929740108    1181         96000      X                                    96,000
------------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc.          Common      98157D106     451         32000      X                                    32,000
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Young
Broadcasting
Inc.               Class A Common  987434107    3590        200000      X                                   200,000
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  Total Long Equities                 694898
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